[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05082
THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Malaysia Fund, Inc.

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.6%)
(Unless Otherwise Noted)
Automobiles (3.8%)
DRB-Hicom Bhd		3,050,000	$1,191
Proton Holdings Bhd		512,000	675
TAN Chong Motor Holdings Bhd		1,309,000	443
			2,309
Commercial Banks (23.2%)
Bumiputra-Commerce Holdings Bhd		4,235,196	7,637
Malayan Banking Bhd		1,710,500	5,194
Public Bank Bhd		639,390	1,188
			14,019
Construction & Engineering (6.9%)
Gamuda Bhd		1,633,000	1,780
Road Builder M Holdings Bhd		2,397,000	1,709
TRC Synergy Bhd	(a)	2,252,400	690
			4,179
Diversified Telecommunication Services (4.6%)
Telekom Malaysia Bhd		1,122,000	2,784
Electric Utilities (5.6%)
Tenaga Nasional Bhd		1,286,750	3,384
Food Products (9.5%)
IOI Corp. Bhd		707,000	3,106
Kuala Lumpur Kepong Bhd		583,000	1,723
PPB Oil Palms Bhd		453,000	933
			5,762
Hotels, Restaurants & Leisure (7.9%)
Genting Bhd		403,800	2,639
Resorts World Bhd		352,700	1,061
Tanjong plc		314,000	1,073
			4,773
Industrial Conglomerates (4.3%)
MMC Corp. Bhd		913,000	753
Sime Darby Bhd		1,125,000	1,830
			2,583
Insurance (0.7%)
MAA Holdings Bhd		1,174,000	446
Marine (2.9%)
Malaysia International Shipping Corp. Bhd		740,000	1,726
Multi-Utilities (4.7%)
YTL Corp. Bhd		1,955,733	2,810
Real Estate (12.0%)
Bandar Raya Developments Bhd		1,050,000	296
Glomac Bhd		1,763,000	483
IGB Corp. Bhd		3,024,000	1,189
IOI Properties Bhd		415,000	923
MK Land Holdings Bhd		2,460,000	310
Naim Cendera Holdings Bhd		1,404,000	1,142
SP Setia Bhd		2,826,499	2,897
			7,240
Tobacco (2.4%)
British American Tobacco Bhd		126,000	1,460
Water Utilities (2.1%)
Puncak Niaga Holding Bhd		1,643,000	1,261
Wireless Telecommunication Services (7.0%)
Digi.Com Bhd		1,248,000	4,230
TOTAL COMMON STOCKS (Cost $46,776)			58,966

			No. of
			Warrants
WARRANTS (0.1%)
Construction & Engineering (0.1%)
IJM Corp. Bhd expiring 8/20/10 (Cost $2)	(a)		148,600	55

			Face
			Amount
			(000)
CORPORATE BOND (0.0%)
Media (0.0%)
Media Prima Bhd 2.00%, 7/18/08 (Cost $26)	(a)	MYR	100	25
SHORT-TERM INVESTMENT (1.9%)
Repurchase Agreement (1.9%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06 repurchase price $1,133 (Cost $1,133)	(b)		$1,133	1,133
TOTAL INVESTMENTS + (99.6%) (Cost $47,937)				60,179
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)				216
NET ASSETS (100%)				$60,395

(a)                                  Non-income producing security.

(b)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

MYR                    Malaysian Ringgit

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $47,937,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $12,242,000 of which $17,135,000 related to appreciated securities and $4,893,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006